PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and deposits to vendors		2,277,055,303	1,083,771,955
Receivables from financial institution		65,310,413	28,303,638
Interest receivable		39,436,993	55,861,029
Employee advances		24,041,438	10,476,537
Prepayments for property and equipment		5,047,856	4,575,720
Others		58,815,332	32,767,408
Total	$ 398,044,569	2,469,707,335	1,215,756,287